Average Annual Total Returns (INTEGRITY GROWTH & INCOME FUND)	12 Months Ended
May 01, 2011
Return Before Taxes
Average Annual Total Returns
Label	Return Before Taxes
1 Year	11.33%
5 Years	2.75%
10 Years	(3.16%)
Since Inception	7.59%
Inception Date	Jan. 03, 1995
Return After Taxes On Distributions
Average Annual Total Returns
Label	Return After Taxes On Distributions
1 Year	11.04%
5 Years	2.58%
10 Years	(3.32%)
Since Inception	7.41%
Inception Date	Jan. 03, 1995
Return After Taxes On Distributions and Sale of Fund Shares
Average Annual Total Returns
Label	Return After Taxes On Distributions and Sale of Fund Shares
1 Year	9.46%
5 Years	2.32%
10 Years	(2.69%)
Since Inception	6.77%
Inception Date	Jan. 03, 1995
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	15.06%
5 Years	2.29%
10 Years	1.41%
Since Inception	8.47%
Inception Date	Jan. 03, 1995